Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes the Company's significant contractual obligations at December 31, 2016:

		Less than
	Total	1 year	1-3 years
	(in thousands)
Facility leases	$115	$52	$63
Purchase Obligations (1)	3,330	1,996	1,334
Total	$3,445	$2,048	$1,397

(1)
Purchase obligations included as commitments under agreements to the extent they are quantifiable and are not cancelable. The above-mentioned commitments mostly relates to agreement with medical felicities in connection with ongoing clinical trials.